Vista Outdoor Inc. - 10-Q Leases (Operating Lease Assets and Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease liabilities, current			$ 16,351
Vista Outdoor Inc.
Lessee, Lease, Description [Line Items]
Operating lease assets	$ 101,427	$ 107,007	106,828
Operating lease liabilities, current	15,295	14,673	16,351
Operating lease liabilities, long-term	100,983	105,699	103,313
Total lease liabilities	$ 116,278	$ 120,372	$ 119,664